FINANCIAL INSTRUMENTS - Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 43,724	$ 9,252
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	93
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	737
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	19,284	19,384
LETE's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		396
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	492	1,291
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,166	3,536
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	10,478
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | LETE's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	93
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	737
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	19,284	19,384
Level 2 | LETE's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		396
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	492	1,291
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	130	111
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	43,724	9,252
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | LETE's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,036	$ 3,425
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 10,478